--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------

Alliance Growth & Income Fund

Semi-Annual Report
April 30, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 26, 2002

Dear Shareholder:

This report provides the performance and market activity of Alliance Growth & Income Fund (the "Fund") for the semi-annual reporting period ended April 30, 2002.

Investment Objectives and Policies

This open-ended fund seeks to provide income and capital appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and may also invest in other types of securities, including bonds, convertible bonds, preferred stocks, and fixed-income securities. We manage the Fund with an eye toward maintaining a defensive dividend yield and price-to-earnings (P/E) ratio, a fully invested posture and a high degree of sector and industry diversification.

Investment Results

The following table provides performance data for the Fund and its benchmarks, the Russell 1000 Value Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2002.

INVESTMENT RESULTS*
Periods Ended April 30, 2002

                                                       -------------------------
                                                             Total Returns
                                                       -------------------------
                                                        6 Months       12 Months
--------------------------------------------------------------------------------
Alliance Growth & Income Fund
Class A                                                   2.71%         -10.33%
--------------------------------------------------------------------------------
Class B                                                   2.09%         -11.12%
--------------------------------------------------------------------------------
Class C                                                   2.40%         -11.08%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                  8.87%          -3.91%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                       2.31%         -12.62%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

      An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any specific investment, including Alliance Growth & Income Fund.

      Additional investment results appear on pages 4-7.

The Fund underperformed its unmanaged benchmark, the Russell 1000 Value Index, for the six- and 12 month periods ended April 30, 2002. The Fund's underperformance was attributed largely to several holdings in the merchant energy sector that suffered from their association with Enron. In addition, several telecommunications-


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

related issues (including WorldCom in which the Fund held a small position during the period) fell significantly as companies within that sector continued to suffer from the effects of industry-wide overcapacity. On the positive side of the ledger, our holdings in a broad cross-section of consumer, health care and energy producing companies performed quite well.

Despite underperforming the Russell 1000 Value Index, the Fund outperformed the broad market, as measured by the S&P 500 Stock Index. In general, during the past two years, the Fund has benefited from the market's rotation into value as opposed to growth. This shift began with the collapse of the 1998-2000 technology bubble. Whether measured against the Russell 1000 Value Index or the S&P 500 Stock Index, the Fund's three- and five-year performance remains well above that of the indices.

Investment Discussion and Outlook

The past two years have seen an almost total collapse of the technology and telecommunications bubble that dominated the investment landscape throughout much of the late 1990s. As a result, valuations within the equity market are arguably more normal today than at any other time in the past five years.

Having said that, we see a few pockets of opportunity ahead. The first is actually a by-product of the bubble's burst. Investor dissatisfaction with recent returns, particularly within the telecommunications sector, may create a situation best thought of as an "over-correction." In other words, the expensive stocks of the late 1990's may be becoming the inexpensive stocks of the early 2000's. This is not an uncommon phenomenon.

The second opportunity relates to the collapse of Enron, in which investor fear over business transparency may lead investors to over-react by selling such companies almost indiscriminately.

In both cases, we, as value investors, are attempting to capitalize on the opportunities. While the Fund's performance in the first few months of this year was impacted negatively, we remain confident looking towards the coming periods.

Market Review

While the economy appears to be rebounding, the pace of the rebound seems somewhat subdued. Moreover, inflation seems to remain firmly in check. In turn, while our bias remains toward U.S. Federal Reserve tightening sometime later this year, the tightening is expected to be modest by historical standards.

As for the broad equity markets, our expectation is for returns much more in line with historical averages than has been the case in recent years. We are optimistic, however, that in such a setting, solid fundamental research will permit the Fund to outperform the broad market.


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH & INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your continued interest and investment in Alliance Growth & Income Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman


/s/  Paul C. Rissman

Paul C. Rissman
Senior Vice President


/s/ Frank Caruso

Frank Caruso
Vice President


/s/ Gregory R. Sawers

Gregory R. Sawers
Vice President

[PHOTO]        John D. Carifa

[PHOTO]        Paul C. Rissman

[PHOTO]        Frank Caruso

[PHOTO]        Gregory R. Sawers

Portfolio Managers, Paul C. Rissman, Frank Caruso and Gregory R. Sawers, have over 54 years combined investment experience.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH & INCOME FUND
GROWTH OF A $10,000 INVESTMENT
4/30/92 TO 4/30/02

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Alliance Growth & Income Fund Class A:  $33,537
Russell 1000 Value Index:               $35,737
S&P 500 Stock Index:                    $31,668

                    Alliance Growth &                          Russell 1000
                       Income Fund           S&P 500           Value Index
-------------------------------------------------------------------------------
     4/30/92             $ 9,574             $10,000             $10,000
     4/30/93             $10,336             $10,922             $11,652
     4/30/94             $10,807             $11,502             $12,500
     4/30/95             $11,859             $13,507             $14,078
     4/30/96             $15,801             $17,585             $18,286
     4/30/97             $19,005             $22,002             $22,412
     4/30/98             $26,677             $31,037             $31,866
     4/30/99             $31,564             $37,812             $36,355
     4/30/00             $32,985             $41,639             $34,945
     4/30/01             $37,402             $36,240             $37,190
     4/30/02             $33,537             $31,668             $35,737

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth & Income Fund Class A shares (from 4/30/92 to 4/30/02) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

When comparing Alliance Growth & Income Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth & Income Fund.


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH & INCOME FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

           Alliance Growth & Income Fund--Yearly Periods Ended 4/30
-------------------------------------------------------------------------------
                             Alliance Growth &            Russell 1000
                                Income Fund                Value Index
-------------------------------------------------------------------------------
      4/30/93                       7.96%                     16.82%
      4/30/94                       4.55%                      7.32%
      4/30/95                       9.74%                     12.56%
      4/30/96                      33.24%                     29.90%
      4/30/97                      20.28%                     22.56%
      4/30/98                      40.37%                     42.18%
      4/30/99                      18.32%                     14.09%
      4/30/00                       4.50%                     -3.88%
      4/30/01                      13.39%                      6.43%
      4/30/02                     -10.33%                     -3.91%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Total returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Growth & Income Fund.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2002 (unaudited)

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $9,619.3
7/1/32                          Median Market Capitalization ($mil): $37,414
Class B Shares
2/8/91
Class C Shares
5/3/93

SECTOR BREAKDOWN

30.3%  Finance
13.9%  Energy
12.7%  Consumer Staples
11.4%  Health Care
 9.0%  Utilities                                [PIE CHART OMITTED]
 5.5%  Technology
 4.5%  Capital Goods
 4.1%  Consumer Services
 2.4%  Transportation
 2.3%  Multi-Industry Companies
 2.2%  Basic Industry

 1.7%  Short-Term

HOLDING TYPE

98.3%  Equity                                   [PIE CHART OMITTED]
 1.7%  Short-Term Securities

All data as of April 30, 2002. The Fund's sector breakdown and holdings are expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -10.33%                   -14.04%
                    5 Years           12.03%                    11.08%
                   10 Years           13.36%                    12.86%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -11.12%                   -14.56%
                    5 Years           11.15%                    11.15%
                   10 Years(a)        12.62%                    12.62%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -11.08%                   -11.94%
                    5 Years           11.14%                    11.14%
            Since Inception*          13.12%                    13.12%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER END (MARCH 31, 2002)

                                    Class A           Class B         Class C
                                     Shares            Shares          Shares
--------------------------------------------------------------------------------
                     1 Year           -2.08%            -2.67%           0.27%
                    5 Years           12.79%            12.92%          12.89%
                   10 Years           13.60%            13.36%(a)         N/A
            Since Inception*          10.85%            13.11%(a)       13.98%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 7/1/32, Class A; 2/8/91, Class B; 5/3/93, Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.

N/A: not applicable


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2002 (unaudited)

                                                                   Percent of
Company                                        U.S. $ Value        Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                               $  423,905,008           4.4%
--------------------------------------------------------------------------------
Bank of America Corp.                            411,410,976           4.3
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          398,399,040           4.1
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                         385,759,017           4.0
--------------------------------------------------------------------------------
Household International, Inc.                    364,982,835           3.8
--------------------------------------------------------------------------------
Bank One Corp.                                   307,546,750           3.2
--------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                   293,938,000           3.1
--------------------------------------------------------------------------------
BP Plc (ADR)                                     275,687,536           2.9
--------------------------------------------------------------------------------
Carnival Corp.                                   269,484,562           2.8
--------------------------------------------------------------------------------
Wyeth                                            232,674,000           2.4
--------------------------------------------------------------------------------
                                              $3,363,787,724          35.0%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2002 (unaudited)

                                               ---------------------------------
                                                             Shares
                                               ---------------------------------
Purchases                                            Bought    Holdings 4/30/02
--------------------------------------------------------------------------------
American International Group, Inc.                2,337,000           2,337,000
--------------------------------------------------------------------------------
Carnival Corp.                                    4,301,500           8,090,200
--------------------------------------------------------------------------------
Dynegy, Inc.                                      7,000,900          11,353,300
--------------------------------------------------------------------------------
Fannie Mae                                        2,464,000           2,464,000
--------------------------------------------------------------------------------
First Data Corp.                                  1,834,000           1,834,000
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           3,939,000          11,350,400
--------------------------------------------------------------------------------
Procter & Gamble Co.                              1,580,600           1,580,600
--------------------------------------------------------------------------------
Schering-Plough Corp.                             3,118,700           6,937,000
--------------------------------------------------------------------------------
Tyco International, Ltd.                          4,988,100          11,863,416
--------------------------------------------------------------------------------
Wyeth                                             4,082,000           4,082,000
--------------------------------------------------------------------------------


Sales                                                  Sold    Holdings 4/30/02
--------------------------------------------------------------------------------
AMR Corp.                                         4,560,000                  -0-
--------------------------------------------------------------------------------
Check Point Software Technologies, Ltd.           2,460,000                  -0-
--------------------------------------------------------------------------------
Comcast Corp. Cl.A                                4,537,000                  -0-
--------------------------------------------------------------------------------
Honeywell International, Inc.                     4,150,000                  -0-
--------------------------------------------------------------------------------
Micron Technology, Inc.                           3,000,000           3,667,700
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  1,310,000                  -0-
--------------------------------------------------------------------------------
National City Corp.                               2,623,700                  -0-
--------------------------------------------------------------------------------
Pharmacia Corp.                                   2,091,200                  -0-
--------------------------------------------------------------------------------
Target Corp.                                      3,700,000                  -0-
--------------------------------------------------------------------------------
Walt Disney Co.                                   3,550,700                  -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-98.2%

Finance-30.3%
Banking-Money Center-4.1%
J.P. Morgan Chase & Co. .........................     11,350,400  $  398,399,040
                                                                  --------------
Banking-Regional-9.7%
Bank of America Corp. ...........................      5,676,200     411,410,976
Bank One Corp. ..................................      7,525,000     307,546,750
KeyCorp .........................................      7,514,000     211,218,540
                                                                  --------------
                                                                     930,176,266
                                                                  --------------
Brokerage & Money Management-0.9%
Merrill Lynch & Co., Inc. .......................      1,958,000      82,118,520
                                                                  --------------
Insurance-1.7%
American International Group, Inc. ..............      2,337,000     161,533,440
                                                                  --------------
Mortgage Banking-4.4%
Fannie Mae ......................................      2,464,000     194,483,520
MGIC Investment Corp. ...........................        490,000      34,966,400
The PMI Group, Inc. .............................        575,820      46,710,519
Washington Mutual, Inc. .........................      3,814,000     143,902,220
                                                                  --------------
                                                                     420,062,659
                                                                  --------------
Miscellaneous-9.5%
Capital One Financial Corp. .....................      1,672,400     100,160,036
Citigroup, Inc. .................................      9,789,954     423,905,008
Household International, Inc. ...................      6,261,500     364,982,835
MBNA Corp. ......................................        830,000      29,423,500
                                                                  --------------
                                                                     918,471,379
                                                                  --------------
                                                                   2,910,761,304
                                                                  --------------
Energy-13.9%
Domestic Integrated-0.9%
Occidental Petroleum Corp. ......................      1,402,000      40,307,500
Phillips Petroleum Co. ..........................        773,000      46,233,130
                                                                  --------------
                                                                      86,540,630
                                                                  --------------
Domestic Producers-2.2%
Apache Corp. ....................................      2,424,000     141,391,920
Kerr-McGee Corp. ................................      1,092,000      65,301,600
                                                                  --------------
                                                                     206,693,520
                                                                  --------------
International-5.1%
BP Plc (ADR) (United Kingdom) ...................      5,426,920     275,687,536
ENI S.P.A. (ADR) (Italy) ........................      2,773,000     211,774,010
                                                                  --------------
                                                                     487,461,546
                                                                  --------------
Oil Service-3.6%
Noble Drilling Corp.(a) .........................      4,241,400     183,864,690
Transocean Sedco Forex, Inc. ....................      4,628,000     164,294,000
                                                                  --------------
                                                                     348,158,690
                                                                  --------------


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-2.1%
Dynegy, Inc. ....................................     11,353,300  $  204,359,400
                                                                  --------------
                                                                   1,333,213,786
                                                                  --------------
Consumer Staples-12.7%
Beverages-3.0%
Anheuser-Busch Companies, Inc. ..................      5,546,000     293,938,000
                                                                  --------------
Cosmetics-2.3%
Avon Products, Inc. .............................      3,951,000     220,663,350
                                                                  --------------
Household Products-1.5%
Procter & Gamble Co. ............................      1,580,600     142,664,956
                                                                  --------------
Retail-Food & Drug-1.9%
Kroger Co.(a) ...................................      7,914,000     180,201,780
                                                                  --------------
Tobacco-4.0%
Philip Morris Cos., Inc. ........................      7,087,250     385,759,017
                                                                  --------------
                                                                   1,223,227,103
                                                                  --------------
Health Care-11.4%
Biotechnology-0.4%
Applera Corp.-Applied Biosystems Group ........      2,494,600        42,707,552
                                                                  --------------
Drugs-4.9%
Pfizer, Inc. ....................................      1,285,000      46,709,750
Schering-Plough Corp. ...........................      6,937,000     189,380,100
Wyeth(a) ........................................      4,082,000     232,674,000
                                                                  --------------
                                                                     468,763,850
                                                                  --------------
Medical Products-1.4%
Abbott Laboratories .............................      2,438,000     131,530,100
                                                                  --------------
Medical Services-4.7%
Cardinal Health, Inc. ...........................      1,608,000     111,354,000
Tenet Healthcare Corp.(a) .......................      2,502,600     183,615,762
Wellpoint Health Networks, Inc.(a) ..............      2,148,400     161,301,872
                                                                  --------------
                                                                     456,271,634
                                                                  --------------
                                                                   1,099,273,136
                                                                  --------------
Utilities-9.0%
Electric & Gas Utility-4.8%
Ameren Corp. ....................................        473,600      19,777,536
Consolidated Edison, Inc. .......................      1,062,000      46,292,580
Constellation Energy Group, Inc. ................        758,000      24,195,360
DTE Energy Co. ..................................      1,700,600      77,105,204
Duke Energy Corp. ...............................      1,902,500      72,922,825
Entergy Corp. ...................................      1,283,000      59,531,200
FirstEnergy Corp. ...............................      1,980,400      65,947,320
FPL Group, Inc. .................................      1,475,600      93,685,844
                                                                  --------------
                                                                     459,457,869
                                                                  --------------


--------------------------------------------------------------------------------
10 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Telephone Utility-4.2%
AT&T Corp. ......................................     15,322,618  $  201,032,748
BellSouth Corp. .................................      1,701,000      51,625,350
SBC Communications, Inc. ........................      4,657,000     144,646,420
WorldCom, Inc.-WorldCom Group .................        2,113,925       5,240,420
                                                                  --------------
                                                                     402,544,938
                                                                  --------------
                                                                     862,002,807
                                                                  --------------
Technology-5.4%
Communications Equipment-1.0%
Juniper Networks, Inc.(a) .......................      5,190,600      52,476,966
Lucent Technologies, Inc.
   8.00%, 8/01/31,
   Convertible preferred stock(b) ...............        521,600      47,715,968
                                                                  --------------
                                                                     100,192,934
                                                                  --------------
Computer Services-1.9%
Electronic Data Systems Corp. ...................        674,300      36,587,518
First Data Corp. ................................      1,834,000     145,784,660
                                                                  --------------
                                                                     182,372,178
                                                                  --------------
Computer Software-0.1%
Veritas Software Corp.(a) .......................        260,100       7,371,234
                                                                  --------------
Contract Manufacturing-1.5%
Flextronics International, Ltd. (Singapore)(a) ..      2,702,050      37,423,393
Sanmina-SCI Corp.(a) ............................      8,017,900      83,386,160
Solectron Corp.(a) ..............................      3,750,100      27,375,730
                                                                  --------------
                                                                     148,185,283
                                                                  --------------
Semi-Conductor Components-0.9%
Micron Technology, Inc.(a) ......................      3,667,700      86,924,490
                                                                  --------------
                                                                     525,046,119
                                                                  --------------
Capital Goods-4.5%
Electrical Equipment-0.6%
Cooper Industries, Inc. .........................      1,264,300      55,376,340
                                                                  --------------
Miscellaneous-3.9%
General Electric Co. ............................      4,742,000     149,610,100
United Technologies Corp. .......................      3,256,300     228,494,571
                                                                  --------------
                                                                     378,104,671
                                                                  --------------
                                                                     433,481,011
                                                                  --------------
Consumer Services-4.1%
Cellular Communications-0.7%
AT&T Wireless Services, Inc.(a) .................        718,677       6,432,159
Sprint Corp. (PCS Group)(a) .....................      5,453,000      61,128,130
                                                                  --------------
                                                                      67,560,289
                                                                  --------------
Entertainment & Leisure-2.8%
Carnival Corp. ..................................      8,090,200     269,484,562
                                                                  --------------


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------

Retail-General Merchandise-0.6%
Sears, Roebuck & Co. ............................      1,180,000  $   62,245,000
                                                                  --------------
                                                                     399,289,851
                                                                  --------------
Transportation-2.4%
Railroad-2.4%
Burlington Northern Santa Fe Corp. ..............      1,422,000      39,090,780
Union Pacific Capital Trust
   6.25%, 4/01/28,
   Convertible preferred stock(b) ...............        444,000      21,534,000
Union Pacific Corp. .............................      3,051,000     173,296,800
                                                                  --------------
                                                                     233,921,580
                                                                  --------------
Multi-Industry Companies-2.3%
Tyco International, Ltd. ........................     11,863,416     218,880,025
                                                                  --------------
Basic Industry-2.2%
Chemicals-2.1%
E.I. du Pont de Nemours & Co. ...................      2,881,000     128,204,500
Lyondell Chemical Co. ...........................      4,958,000      73,279,240
                                                                  --------------
                                                                     201,483,740
                                                                  --------------
Paper & Forest Products-0.1%
Smurfit-Stone Container Corp.(a) ................        398,600       6,473,264
                                                                  --------------
                                                                     207,957,004
                                                                  --------------
Total Common & Preferred Stocks
   (cost $9,489,637,041) ........................                  9,447,053,726
                                                                  --------------
SHORT-TERM INVESTMENT-1.7%
Time Deposit-1.7%
State Street Euro Dollar
   1.25%, 5/01/02
   (cost $160,009,000) ..........................    $   160,009     160,009,000
                                                                  --------------
Total Investments-99.9%
   (cost $9,649,646,041) ........................                  9,607,062,726
Other assets less liabilities-0.1% ............                       12,213,102
                                                                  --------------
Net Assets-100% ...............................                   $9,619,275,828
                                                                  ==============

(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to $69,249,968 or 0.7% of net assets.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE GROWTH & INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2002 (unaudited)

Assets
Investments in securities, at value (cost $9,649,646,041) ..   $  9,607,062,726
Cash .......................................................                114
Collateral held for securities loaned ......................        379,028,600
Receivable for investment securities sold ..................         29,926,622
Receivable for capital stock sold ..........................         14,954,756
Dividends and interest receivable ..........................          5,885,160
                                                               ----------------
Total assets ...............................................     10,036,857,978
                                                               ----------------
Liabilities
Payable for collateral received on securities loaned .......        379,028,600
Payable for investment securities purchased ................         24,256,883
Payable for capital stock redeemed .........................          6,177,666
Advisory fee payable .......................................          4,979,547
Distribution fee payable ...................................          1,190,229
Accrued expenses and other liabilities .....................          1,949,225
                                                               ----------------
Total liabilities ..........................................        417,582,150
                                                               ----------------
Net Assets .................................................   $  9,619,275,828
                                                               ================
Composition of Net Assets
Capital stock, at par ......................................   $     28,553,124
Additional paid-in capital .................................      9,975,714,989
Distribution in excess of net investment income ............        (24,843,959)
Accumulated net realized loss on investment
   transactions ............................................       (317,565,011)
Net unrealized depreciation of investments .................        (42,583,315)
                                                               ----------------
                                                               $  9,619,275,828
                                                               ================
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($3,529,131,389/1,038,904,834 shares of
   capital stock issued and outstanding) ...................              $3.40
Sales charge--4.25% of public offering price ...............                .15
                                                                          -----
Maximum offering price .....................................              $3.55
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($3,716,770,182/1,112,365,403 shares of
   capital stock issued and outstanding) ...................              $3.34
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($1,428,743,460/426,817,080 shares of
   capital stock issued and outstanding) ...................              $3.35
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($944,630,797/277,225,077 shares of capital stock
   issued and outstanding) .................................              $3.41
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $377,410) .....................   $  77,680,116
Interest .....................................       3,114,297    $  80,794,413
                                                 -------------
Expenses
Advisory fee .................................      28,172,669
Distribution fee-Class A .....................       4,631,282
Distribution fee-Class B .....................      18,365,974
Distribution fee-Class C .....................       6,938,790
Transfer agency ..............................       9,709,034
Printing .....................................         910,853
Custodian ....................................         285,718
Registration .................................         100,280
Audit and legal ..............................          70,920
Administrative ...............................          68,243
Directors' fees ..............................           9,750
Miscellaneous ................................         104,815
----------------------------------------------   -------------

Total expenses ...............................                       69,368,328
                                                                  -------------
Net investment income ........................                       11,426,085
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment transactions .                     (294,339,660)
Net change in unrealized
   appreciation/depreciation of investments ..                      436,897,448
                                                                  -------------
Net gain on investments ......................                      142,557,788
                                                                  -------------
Net Increase in Net Assets
   from Operations ...........................                    $ 153,983,873
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH & INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                             Six Months Ended      Year Ended
                                              April 30, 2002       October 31,
                                               (unaudited)             2001
                                             =================    ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................   $    11,426,085    $    16,337,407
Net realized gain (loss) on investment
   transactions ..........................      (294,339,660)       262,780,022
Net change in unrealized
   appreciation/depreciation
   of investments ........................       436,897,448     (1,166,577,620)
                                             ---------------    ---------------
Net increase (decrease) in net assets from
   operations ............................       153,983,873       (887,460,191)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...............................       (18,583,606)       (27,667,445)
   Class B ...............................        (8,468,574)       (13,409,008)
   Class C ...............................        (3,183,015)        (4,677,307)
   Advisor Class .........................        (6,034,849)        (5,939,213)
Net realized gain on investments
   Class A ...............................       (83,256,417)      (129,558,248)
   Class B ...............................       (97,182,067)      (157,224,262)
   Class C ...............................       (35,858,668)       (51,324,522)
   Advisor Class .........................       (20,945,601)       (12,621,405)
Capital Stock Transactions
Net increase .............................     1,530,937,721      3,790,790,232
                                             ---------------    ---------------
Total increase ...........................     1,411,408,797      2,500,908,631
Net Assets
Beginning of period ......................     8,207,867,031      5,706,958,400
                                             ---------------    ---------------
End of period ............................   $ 9,619,275,828    $ 8,207,867,031
                                             ===============    ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
16 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to share holders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest in come. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $5 billion of the average daily net assets of the Fund, .60% of the excess over $5 billion up to $7.5 billion, .575% of the excess over $7.5 billion up to $10 billion and .55% of the excess over $10 billion. Prior to December 7, 2000, the advisory fee was calculated at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $68,243 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,398,911 for the six months ended April 30, 2002.

For the six months ended April 30, 2002, the Fund's expenses were reduced by


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

$33,241 under an expense off set arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $534,265 from the sale of Class A shares and $17,154, $3,216,961 and $163,652 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2002.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2002 amounted to $8,795,868, of which $1,064,695 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $98,492,176 and $9,216,288 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $3,356,500,182 and $1,947,946,179, respectively, for the six months ended April 30, 2002. There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2002.

At April 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $1,049,519,072 and gross unrealized depreciation of investments was $1,092,102,387 resulting in net unrealized depreciation of $42,583,315.

1. Option Transactions

For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign govern-


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

ment securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended April 30, 2002, the Fund did not engage in any option transactions.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/PaineWebber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2002, the Fund had loaned securities with a value of $369,847,624 and received cash collateral of $379,028,600. For the six months ended April 30, 2002, the Fund received fee income of $319,281 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, desig-


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

nated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    ----------------------------------    ----------------------------------
                                    Shares                               Amount
                    ----------------------------------    ----------------------------------
                    Six Months Ended        Year Ended    Six Months Ended        Year Ended
                      April 30, 2002       October 31,      April 30, 2002        October 31,
                         (unaudited)              2001         (unaudited)               2001
                    ------------------------------------------------------------------------
Class A
Shares sold             383,687,054        828,678,406    $ 1,358,298,622    $ 3,133,439,322
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          25,066,919         38,551,607         87,301,516        139,177,562
--------------------------------------------------------------------------------------------
Shares converted
  from Class B           11,978,670          7,730,494         41,910,657         28,838,245
--------------------------------------------------------------------------------------------
Shares redeemed        (233,904,123)      (545,294,962)      (827,735,718)    (2,061,878,933)
--------------------------------------------------------------------------------------------
Net increase            186,828,520        329,665,545    $   659,775,077    $ 1,239,576,196
============================================================================================

Class B
Shares sold             184,776,121        455,744,532    $   642,905,509    $ 1,699,691,051
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          22,628,749         43,586,022         77,516,423        155,610,173
--------------------------------------------------------------------------------------------
Shares converted
  to Class A            (12,171,589)        (7,849,836)       (41,910,657)       (28,838,245)
--------------------------------------------------------------------------------------------
Shares redeemed         (80,849,362)      (132,589,997)      (280,616,492)      (480,660,559)
--------------------------------------------------------------------------------------------
Net increase            114,383,919        358,890,721    $   397,894,783    $ 1,345,802,420
============================================================================================

Class C
Shares sold             125,300,989        236,908,653    $   437,804,263    $   884,800,408
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           7,715,004         14,441,835         26,429,566         51,678,293
--------------------------------------------------------------------------------------------
Shares redeemed         (71,759,320)       (91,034,332)      (250,721,353)      (334,086,033)
--------------------------------------------------------------------------------------------
Net increase             61,256,673        160,316,156    $   213,512,476    $   602,392,668
============================================================================================

Advisor Class
Shares sold             132,299,898        187,582,468    $   469,620,040    $   712,119,253
--------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           4,384,751          4,431,708         15,339,701         15,835,301
--------------------------------------------------------------------------------------------
Shares redeemed         (63,642,748)       (33,320,532)      (225,204,356)      (124,935,606)
--------------------------------------------------------------------------------------------
Net increase             73,041,901        158,693,644    $   259,755,385    $   603,018,948
============================================================================================


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2002.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------
                                                                          Class A
                                ----------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    April 30,                             Year Ended October 31,
                                         2002        ---------------------------------------------------------------------------
                                  (unaudited)               2001            2000           1999           1998              1997
                                  ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........  $      3.42        $      4.07     $      3.70    $      3.44    $      3.48        $     3.00
                                  ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......          .01                .02             .04            .03            .03               .04
Net realized and unrealized
  gain (loss) on investment
  transactions .................          .09               (.39)            .54            .62            .43               .87
                                  ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................          .10               (.37)            .58            .65            .46               .91
                                  ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............         (.02)              (.04)           (.04)          (.03)          (.04)             (.05)
Distributions in excess of net
  investment income ............           -0-                -0-             -0-          (.01)            -0-               -0-
Distributions from net
  realized gains ...............         (.10)              (.24)           (.17)          (.35)          (.46)             (.38)
                                  ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ................         (.12)              (.28)           (.21)          (.39)          (.50)             (.43)
                                  ----------------------------------------------------------------------------------------------
Net asset value, end of period .  $      3.40        $      3.42     $      4.07    $      3.70    $      3.44        $     3.48
                                  ==============================================================================================
Total Return
Total investment return based
  on net asset value(b) ........         2.71%             (9.49)%         16.76%         20.48%         14.70%            33.28%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $ 3,529,131        $ 2,914,367     $ 2,128,381    $ 1,503,874    $   988,965        $  787,566
Ratio of expenses to average
  net assets ...................         1.12%(c)           1.09%            .91%           .93%           .93%(d)           .92%(d)
Ratio of net investment
  income to average
  net assets ...................          .62%(c)            .64%            .96%           .87%           .96%             1.39%
Portfolio turnover rate ........           22%                67%             53%            48%            89%               88%

See footnote summary on page 26


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   --------------------------------------------------------------------------------------------
                                                                           Class B
                                   --------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     April 30,                             Year Ended October 31,
                                          2002        -------------------------------------------------------------------------
                                   (unaudited)              2001            2000           1999          1998              1997
                                   --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........   $      3.37       $      4.02     $      3.66     $     3.41     $    3.45       $      2.99
                                   --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .......            -0-               -0-            .01             -0-          .01               .02
Net realized and unrealized
  gain (loss) on investment
  transactions .................           .08              (.39)            .54            .62           .43               .85
                                   --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................           .08              (.39)            .55            .62           .44               .87
                                   --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............          (.01)             (.02)           (.02)           -0-          (.02)             (.03)
Distributions in excess of net
  investment income ............            -0-               -0-             -0-          (.02)           -0-               -0-
Distributions from net
  realized gains ...............          (.10)             (.24)           (.17)          (.35)         (.46)             (.38)
                                   --------------------------------------------------------------------------------------------
Total dividends and
  distributions ................          (.11)             (.26)           (.19)          (.37)         (.48)             (.41)
                                   --------------------------------------------------------------------------------------------
Net asset value, end of period .   $      3.34       $      3.37     $      4.02     $     3.66     $    3.41       $      3.45
                                   ============================================================================================
Total Return
Total investment return based
  on net asset value(b)  .......          2.09%           (10.22)%         15.93%         19.56%        14.07%            31.83%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $ 3,716,770       $ 3,360,119     $ 2,567,250     $1,842,045     $ 787,730       $   456,399
Ratio of expenses to average
  net assets ...................          1.87 %(c)          1.84%          1.67%          1.70%         1.72%(d)          1.72%(d)
Ratio of net investment
  income (loss) to average
  net assets ...................          (.12)%(c)         (.11)%           .20%           .09%          .17%              .56%
Portfolio turnover rate ........            22 %              67%             53%            48%           89%               88%

See footnote summary on page 26


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH & INCOME FUND  o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   --------------------------------------------------------------------------------------------
                                                                           Class C
                                   --------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     April 30,                             Year Ended October 31,
                                          2002        -------------------------------------------------------------------------
                                   (unaudited)              2001           2000           1999           1998              1997
                                   --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........     $      3.37       $      4.02    $      3.66    $      3.41    $      3.45       $      2.99
                                   --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .....              -0-               -0-            .01            -0-           .01               .02
Net realized and unrealized
  gain (loss) on investment
  transactions ...............             .09              (.39)           .54            .62            .43               .85
                                   --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................             .09              (.39)           .55            .62            .44               .87
                                   --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........            (.01)             (.02)          (.02)            -0-          (.02)             (.03)
Distributions in excess of net
  investment income ..........              -0-               -0-            -0-          (.02)            -0-               -0-
Distributions from net
  realized gains .............            (.10)             (.24)          (.17)          (.35)          (.46)             (.38)
                                   --------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............            (.11)             (.26)          (.19)          (.37)          (.48)             (.41)
                                   --------------------------------------------------------------------------------------------
Net asset value, end of period     $      3.35       $      3.37    $      4.02    $      3.66    $      3.41       $      3.45
                                   ============================================================================================
Total Return
Total investment return based
  on net asset value(b)  .....            2.40%           (10.23)%        15.91%         19.56%         14.07%            31.83%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............     $ 1,428,743       $ 1,233,033    $   825,572    $   518,185    $   179,487       $   106,526
Ratio of expenses to average
  net assets .................            1.85%(c)          1.83%          1.66%          1.69%          1.72%(d)          1.71%(d)
Ratio of net investment
  income (loss) to average
  net assets .................            (.10)%(c)         (.10)%          .21%           .11%           .18%              .58%
Portfolio turnover rate ......              22%               67%            53%            48%            89%               88%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   --------------------------------------------------------------------------------------------
                                                                          Advisor Class
                                   --------------------------------------------------------------------------------------------
                                    Six Months
                                         Ended
                                     April 30,                             Year Ended October 31,
                                          2002        -------------------------------------------------------------------------
                                   (unaudited)              2001           2000           1999           1998              1997
                                   --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........     $      3.43       $      4.08    $      3.71    $      3.44    $      3.48       $      3.00
                                   --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) .....             .02               .03            .05            .04            .04               .05

Net realized and unrealized
  gain (loss) on investment
  transactions ...............             .08              (.39)           .54            .63            .43               .87
                                   --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................             .10              (.36)           .59            .67            .47               .92
                                   --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........            (.02)             (.05)          (.05)          (.04)          (.05)             (.06)
Distributions in excess of net
  investment income ..........              -0-               -0-            -0-          (.01)            -0-               -0-
Distributions from net
  realized gains .............            (.10)             (.24)          (.17)          (.35)          (.46)             (.38)
                                   --------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............            (.12)             (.29)          (.22)          (.40)          (.51)             (.44)
                                   --------------------------------------------------------------------------------------------
Net asset value, end of period     $      3.41       $      3.43    $      4.08    $      3.71    $      3.44       $      3.48
                                   ============================================================================================
Total Return
Total investment return based
  on net asset value(b)  .....            2.81%            (9.27)%        16.98%         21.03%         14.96%            33.61%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............     $   944,631       $   700,348    $   185,754    $    39,739    $    22,786       $     3,207
Ratio of expenses to average
  net assets .................             .84%(c)           .84%           .65%           .68%           .76%(d)           .71%(d)
Ratio of net investment income
  to average net assets ......             .90%(c)           .87%          1.21%          1.12%          1.14%             1.42%
Portfolio turnover rate ......              22%               67%            53%            48%            89%               88%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below, the net expense ratios were as follows:

                                                         Year Ended October 31,
                                                         ----------------------
                                                          1998            1997
                                                         ----------------------
Class A ................................                   .92%            .91%
Class B ................................                  1.71%           1.71%
Class C ................................                  1.71%           1.70%
Advisor Class ..........................                   .75%            .70%


--------------------------------------------------------------------------------
26 o ALLIANCE GROWTH & INCOME FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH & INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.

--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Frank Caruso, Vice President
Gregory R. Sawers, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30  o ALLIANCE GROWTH & INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio

Taxable Bond Funds (continued)

Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH & INCOME FUND

Alliance Growth and Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GTHSR0402